Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards (Details)	6 Months Ended
Jun. 30, 2023
Critical Accounting Policies, Accounting Pronouncements Adopted and Recently Issued Accounting Standards [Abstract]
Change in accounting policies	there were no material changes to the Company’s critical accounting policies previously disclosed in our final Prospectus dated July 26, 2023 and filed with the SEC on July 27, 2023.